Accounts Payable (Details) - Schedule of composition of accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of composition of accounts payable [Abstract]
Trade payables	$ 2	$ 2
Accrued expenses	229	252
Total accounts payable	$ 231	$ 254